Long-Term Employee Benefit Liabilities - Long-Term Employee Benefit Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Defined benefit pension plans and other	$ 203	$ 184
Termination and long service arrangements	437	381
Retirement medical benefits plans	27	27
Other long-term employee benefits	10	5
Long-term employee benefit obligations	$ 677	$ 597